Income taxes (Details 3) - US Taxable Loss [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
2018	$ 419,779
2019	363,828
2020	266,513
2021	153,755
2022	289,940
2023	228,989
2024	1,582,719
2025	1,056,097
2026	1,063,847
2027	1,441,550
2028	1,999,239
2029	1,334,762
2030	1,700,442
2031	1,721,728
2032	1,336,369
2033	1,317,217
2034	1,271,214
2035	1,017,605
2036	6,572,916
2037	151,673
Total	$ 25,290,182